Document And Entity Information	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	American Healthcare REIT, Inc.
Entity Central Index Key	0001632970
Entity Emerging Growth Company	false
Entity File Number	001-41951
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-2887436
Entity Address, Address Line One	18191 Von Karman Avenue, Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	270-9200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AHR
Security Exchange Name	NYSE